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                             M.S.D. & T. FUNDS, INC.

                             Prime Money Market Fund
                          Government Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund

                         Supplement dated July 19, 2002
                   to the Prospectus dated September 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.     Prime Money Market Fund

       The first paragraph under the heading "Principal Investment Strategies" on page 2 of the Prospectus is revised to read as follows:

       "The Fund invests substantially all of its assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, asset-backed securities, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, obligations issued by U.S. and foreign banks, such as certificates of deposit and bankers' acceptances, and repurchase agreements backed by U.S. Government obligations."

2.     Government Money Market Fund

       The first paragraph under the heading "Principal Investment Strategies" on page 4 of the Prospectus is revised to read as follows:

       "The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by such obligations."

3.     Limited Maturity Bond Fund

       The first sentence of the first paragraph under the heading "Principal Investment Strategies" on page 6 of the Prospectus is revised to read as follows:

       "The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities."

4.     Total Return Bond Fund

       The first sentence of the first paragraph under the heading "Principal Investment Strategies" on page 9 of the Prospectus is revised to read as follows:

       "The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities."

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5.     The following paragraph is added under the heading "Additional
       Information about Risk" on pages 12-13 of the Prospectus:

       "Securities Lending"

       To obtain interest income, each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis. Therefore, the Fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action."

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                             M.S.D. & T. FUNDS, INC.

                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                         Supplement dated July 19, 2002
                   to the Prospectus dated September 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.     Equity Income Fund

       The first sentence of the second paragraph under the heading "Principal Investment Strategies" on page 5 of the Prospectus is revised to read as follows:

       "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, including common stock, preferred stock and securities convertible into common stock."

2.     Equity Growth Fund

       (a) The first sentence of the second paragraph under the heading "Principal Investment Strategies" on page 8 of the Prospectus is revised to read as follows:

       "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, including common stock, preferred stock and securities convertible into common stock."

       (b) The paragraph entitled "Equity Growth Fund" under the heading "Management of the Company - Investment Advisor" on page 29 of the Prospectus is revised to read as follows:

       "Manind V. Govil, CFA, Senior Vice President, with the guidance of Brian
       B. Topping, serves as the primary portfolio manager of the Fund. Mr. Govil also manages the Growth & Income Fund and has managed institutional portfolios at Mercantile and its predecessors since 1994. Mr. Topping, Vice Chairman of Mercantile Safe-Deposit & Trust Company, has managed institutional portfolios at Mercantile and its predecessors since 1976 and has been assisting in the management of the Fund since April 2002. Mr. Govil and Mr. Topping are assisted by the following team of Mercantile equity investment professionals: Helen M. Callahan, CFA, Vice President, who has managed institutional portfolios at Mercantile and its predecessors for 21 years; Kevin Laake, Investment Officer, who joined Mercantile after graduating from college and has two years of experience; George S. Michaels, CFA, Senior Vice President, who has managed

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       institutional equity portfolios at Mercantile and its predecessors for 21 years; and Charles G. Rishell, CFA, Vice President, who has managed institutional equity portfolios at Mercantile and its predecessors for 28 years."

3.     International Equity Fund

       The second sentence of the first paragraph under the heading "Principal Investment Strategies" on page 14 of the Prospectus is revised to read as follows:

       "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in the securities of issuers located in at least three different foreign countries."

4.     Diversified Real Estate Fund

       The first paragraph under the heading "Principal Investment Strategies" on page 17 of the Prospectus is revised to read as follows:

       "Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in the securities of companies principally engaged in the real estate business. The Fund invests primarily in the equity securities of such companies, with an emphasis on common stock."

5. The following paragraph is added under the heading "Additional Information about Risk" on page 20 of the Prospectus:

       "Securities Lending"

       To obtain interest income, each Fund other than the International Equity Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis. Therefore, the Fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action."

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